Equities (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Summary of Stock Option Activity

A summary of stock option activity during the three years in the period ended December 31, 2023, 2024 and 2025 is as follows:

		Weighted	Weighted
		average	average fair
	Number of	exercise	value per
	options	price	option
Outstanding and exercisable at January 1, 2023	307,000	$9.41	$2.725
Granted	—	$—	$—
Exercised	—	$—	$—
Expired	(153,500)	$9.41	$2.47
Outstanding and exercisable at December 31, 2023	153,500	$9.41	$2.98
Granted	—	$—	$—
Exercised	—	$—	$—
Expired	(153,500)	$9.41	$2.98
Outstanding and exercisable at December 31, 2024	—	$—	$—
Granted	—	$—	$—
Exercised	—	$—	$—
Expired	—	$—	$—
Outstanding and exercisable at December 31, 2025	—	$—	$—